Note 13 - Financial Instruments	6 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of financial instruments [text block]
13.	FINANCIAL INSTRUMENTS

Fair values

The carrying value of cash and accounts and grants receivable, approximates their fair value due to the liquidity of these instruments. The carrying values of accounts payables and accrued liabilities and loans payables approximate their fair value due to the requirement to extinguish the liabilities on demand or payable within a year.

Financial risk management objectives and policies

The financial risk arising from the Company’s operations are currency risk, liquidity risk and credit risk. These risks arise from the normal course of operations and all transactions undertaken are to support the Group’s ability to continue as a going concern. The risks associated with these financial instruments and the policies on how to mitigate these risks are as follows:

a.	Foreign currency risk

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. The Company’s exposure to the risk of changes in foreign exchange rates relates primarily to the Company’s monetary assets and liabilities denominated in currencies other than the Canadian Dollar and the Company’s net investments in foreign subsidiaries.

The Company operates internationally and is exposed to foreign exchange risk as certain expenditures are denominated in non-Canadian Dollar currencies.

The Company has been exposed to this fluctuation and has
not
implemented a program against these foreign exchange fluctuations.

The Company operates internationally and is exposed to foreign exchange risk as certain expenditures are denominated in non-Canadian Dollar currencies.

The Company has been exposed to this fluctuation and has
not
implemented a program against these foreign exchange fluctuations.

A
10%
strengthening of the US Dollar against the Canadian Dollar would have increased the net equity approximately by
$59,513
(
2018
-
$51,037
) due to reduction in the value of net liability balance. A
10%
of weakening of the US Dollar against the Canadian Dollar at
June 30, 2019
would have had the equal but opposite effect. The significant financial instruments of the Company, their carrying values and the exposure to other denominated monetary assets and liabilities, as of
June 30, 2019
are as follows:

US Denominated
USD
Cash	75,041
Accounts receivable	713,246
Accounts payable	32,442

b.	Liquidity risk

The Company manages its liquidity risk by preparing and monitoring forecasts of cash expenditures to ensure that it will have sufficient liquidity to meet liabilities when due. The Company’s accounts payable and accrued liabilities generally have maturities of less than
90
days. At
June 30, 2019,
the Company had cash of
$191,290,
accounts and grants receivable of
$1,049,433
and prepaid and other receivables of
$100,450
to settle current liabilities of
$692,828.

C.	Credit risk

Credit risk refers to the risk that
one
party to a financial instrument will cause a financial loss for the counterparty by failing to discharge an obligation. The Company is primarily exposed to credit risk through accounts receivable. The maximum credit risk exposure is limited to the reported amounts of these financial assets. Credit risk is managed by ongoing review of the amount and aging of accounts receivable balances. As at
June 30, 2019,
the Company has outstanding receivables of
$939,433
(
2018
-
$941,287
). New impairment requirements use an 'expected credit loss' ('ECL') model to recognize an allowance. Impairment is measured using a
12
-month ECL method unless the credit risk on a financial instrument has increased significantly since initial recognition in which case the lifetime ECL method is adopted. For receivables, a simplified approach to measuring expected credit losses using a lifetime expected loss allowance is available. The Company deposits its cash with high credit quality financial institutions, with the majority deposited within Canadian Tier
1
Banks.